T. ROWE PRICE FLOATING RATE ETF

August 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 85.9%
Aerospace & Defense 2.3%
Bleriot U.S. Bidco, FRN, 3M TSFR + 4.00%, 9.593%, 10/31/28	155	155
Brown Group Holding, FRN, 3M TSFR + 3.75%, 9.119%, 7/2/29	194	194
Dynasty Acquisition, B-1, FRN, 3M TSFR + 4.00%, 9.315%, 8/24/28 (1)	648	646
Dynasty Acquisition, B-2, FRN, 3M TSFR + 4.00%, 9.315%, 8/24/28 (1)	291	290
KKR Apple Bidco, FRN, 1M TSFR + 2.75%, 8.196%, 9/22/28	164	162
KKR Apple Bidco, FRN, 1M TSFR + 4.00%, 9.331%, 9/22/28	220	220
Peraton, FRN, 1M TSFR + 3.75%, 9.181%, 2/1/28	234	232
Peraton, FRN, 3M TSFR + 7.75%, 13.233%, 2/1/29	25	24
TransDigm, FRN, 3M TSFR + 3.25%, 8.492%, 2/22/27 (1)	235	236
TransDigm, FRN, 3M TSFR + 3.25%, 8.492%, 8/24/28	325	325
		2,484
Airlines 3.4%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 10.338%, 4/20/28	1,314	1,364
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 10.763%, 6/21/27	1,163	1,212
SkyMiles IP, FRN, 3M TSFR + 3.75%, 9.076%, 10/20/27	291	302
United Airlines, FRN, 3M USD LIBOR + 3.75%, 9.292%, 4/21/28	708	709
		3,587
Automotive 2.9%
Adient US, FRN, 1M TSFR + 3.25%, 8.696%, 4/10/28	100	100
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.50%, 9.945%, 4/6/28	320	317
Belron Finance US, FRN, 3M TSFR + 2.75%, 8.160%, 4/18/29 (1)	200	200
Clarios Global, FRN, 1M TSFR + 3.75%, 9.081%, 5/6/30	360	359
DexKo Global, FRN, 3M TSFR + 3.75%, 10/4/28 (1)	70	68
Driven Holdings, FRN, 1M TSFR + 3.00%, 8.430%, 12/17/28	120	117
Fastlane Parent, FRN, 1M TSFR + 4.50%, 2/4/26 (1)	45	45
Mavis Tire Express Services, FRN, 1M TSFR + 4.00%, 9.445%, 5/4/28	638	636
Tenneco, FRN, 3M TSFR + 5.00%, 10.414%, 11/17/28	250	212
Wand Newco 3, FRN, 1M TSFR + 2.75%, 8.181%, 2/5/26	968	966
		3,020
Broadcasting 3.0%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 3.50%, 8.820%, 8/21/26 (1)	584	570
iHeartCommunications, FRN, 1M TSFR + 3.00%, 8.446%, 5/1/26	85	76
iHeartCommunications, FRN, 1M TSFR + 3.25%, 8.696%, 5/1/26	590	524
Neptune Bidco, FRN, 3M TSFR + 5.00%, 10.398%, 4/11/29 (1)	824	750
Terrier Media Buyer, FRN, 3M TSFR + 3.50%, 8.842%, 12/17/26	763	707
Univision Communications, FRN, 1M TSFR + 3.25%, 8.695%, 3/15/26	254	254
Univision Communications, FRN, 1M TSFR + 3.25%, 8.696%, 1/31/29	80	79
Univision Communications, FRN, 3M TSFR + 4.25%, 9.492%, 6/24/29 (1)	220	218
		3,178
Building Products 0.1%
Solis IV B.V., FRN, 3M TSFR + 3.50%, 8.891%, 2/26/29	90	87

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Summit Materials, FRN, 6M TSFR + 3.00%, 8.492%, 12/14/27	40	40
		127
Cable Operators 1.3%
Altice France, FRN, 3M TSFR + 5.50%, 10.808%, 8/15/28	828	723
CSC Holdings, FRN, 1M TFSR + 2.25%, 1/15/26 (1)	65	62
CSC Holdings, FRN, 1M USD LIBOR + 2.25%, 7.675%, 7/17/25 (1)	172	165
DirecTV Financing, FRN, 1M TSFR + 5.00%, 10.445%, 8/2/27 (1)	277	273
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.696%, 9/25/26	170	139
		1,362
Chemicals 2.0%
Aruba Chemical, FRN, 1M TSFR + 4.00%, 9.431%, 11/24/27	244	237
Aruba Chemical, FRN, 1M TSFR + 7.75%, 13.181%, 11/24/28	80	73
Avient, FRN, 3M TSFR + 2.50%, 7.872%, 8/29/29 (1)	201	202
Axalta Coating Systems U.S. Holdings, FRN, 3M TSFR + 2.50%, 7.812%, 12/20/29	129	129
Nouryon Finance B.V., FRN, 3M TSFR + 4.00%, 9.318%, 4/3/28	539	536
Nouryon USA, FRN, 3M TSFR + 2.75%, 8.068%, 10/1/25	20	20
Nouryon USA, FRN, 3M TSFR + 4.00%, 9.347%, 4/3/28	195	194
W.R. Grace, FRN, 3M USD LIBOR + 3.75%, 9.312%, 9/22/28	404	403
Windsor Holdings III, FRN, 1M TSFR + 4.50%, 9.830%, 8/1/30	310	308
		2,102
Consumer Products 0.7%
ABG Intermediate Holdings, FRN, 1M TSFR + 4.00%, 9.431%, 12/21/28 (1)	181	181
ABG Intermediate Holdings, FRN, 1M TSFR + 4.00%, 9.434%, 12/21/28 (1)(2)	59	59
Hanesbrands, FRN, 1M TSFR + 3.75%, 9.081%, 3/8/30	90	90
Life Time Fitness, FRN, 3M TSFR + 4.75%, 10.611%, 1/15/26	260	261
Topgolf Callaway Brands, FRN, 1M TSFR + 3.50%, 8.931%, 3/15/30	150	150
		741
Container 1.3%
Charter Next Generation, FRN, 1M TSFR + 3.75%, 9.196%, 12/1/27	1,337	1,327
Proampac PG Borrower, FRN, 1M TSFR + 3.75%, 9.178%, 11/3/25	50	50
		1,377
Energy 1.8%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 9.062%, 2/11/30	230	227
CQP Holdco, FRN, 1M TSFR + 3.50%, 8.931%, 6/5/28	299	300
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.915%, 9/19/29 (1)	344	343
Medallion Midland Acquisition, FRN, 3M TSFR + 3.75%, 9.254%, 10/18/28	524	523
NorthRiver Midstream Finance, FRN, 1M TSFR + 3.00%, 8/16/30 (1)	155	155
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.181%, 3/11/26	245	244
Whitewater Whistler Holdings, FRN, 3M TSFR + 3.25%, 8.492%, 2/15/30	80	80
		1,872
Entertainment & Leisure 5.5%
Cinemark USA, FRN, 1M TSFR + 3.75%, 9.081%, 5/24/30	310	309
Formula One Holdings, FRN, 1M TSFR + 3.00%, 8.331%, 1/15/30 (1)	785	787

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Motion Finco, FRN, 3M USD LIBOR + 3.25%, 8.788%, 11/12/26 (1)	408	406
Motion Finco, FRN, 3M USD LIBOR + 3.25%, 8.788%, 11/12/26 (1)	58	58
NCL, FRN, 3M TSFR + 2.25%, 7.592%, 1/2/25 (3)	104	103
PUG, FRN, 1M TSFR + 4.25%, 9.681%, 2/12/27 (1)(3)	449	429
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 3.00%, 8.445%, 8/25/28 (1)	898	896
UFC Holdings, FRN, 3M TSFR + 2.75%, 8.369%, 4/29/26	2,141	2,140
Williams Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%, 8.196%, 5/18/25	700	699
		5,827
Financial 12.5%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 8.946%, 2/15/27	100	98
Acrisure, FRN, 1M USD LIBOR + 3.75%, 9.195%, 2/15/27	275	269
Acrisure, FRN, 1M USD LIBOR + 4.25%, 9.695%, 2/15/27	529	526
Acrisure, FRN, 3M TSFR + 5.75%, 11.121%, 2/15/27	779	779
Advisor Group, FRN, 3M TSFR + 4.50%, 9.872%, 8/17/28 (1)	144	144
Alliant Holdings Intermediate, FRN, 1M TSFR + 3.50%, 8.814%, 11/5/27	229	229
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%, 8.935%, 11/6/27	843	842
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.50%, 8.946%, 3/11/28 (3)	89	83
Aretec Group, FRN, 1M TSFR + 4.25%, 8/9/30 (1)	80	80
Aretec Group, FRN, 1M TSFR + 4.25%, 9.681%, 10/1/25 (1)	768	769
Armor Holding II, FRN, 6M TSFR + 4.50%, 10.087%, 12/11/28	130	130
Assured Partners, FRN, 1M TSFR + 3.50%, 8.831%, 2/12/27 (1)	355	354
Assured Partners, FRN, 1M TSFR + 3.50%, 8.945%, 2/12/27	135	135
Assured Partners, FRN, 1M TSFR + 3.50%, 8.946%, 2/12/27	569	565
Assured Partners, FRN, 1M TSFR + 4.25%, 9.581%, 2/12/27	418	419
Citadel Securities, FRN, 1M TSFR + 2.50%, 2/2/28 (1)	30	30
Citadel Securities, FRN, 1M TSFR + 2.50%, 7.946%, 7/29/30 (1)	160	159
Citco Funding, FRN, 3M TSFR + 3.50%, 8.857%, 4/27/28 (3)	174	175
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.914%, 8/9/26 (3)	170	161
Edelman Financial Center, FRN, 1M TSFR + 3.50%, 8.945%, 4/7/28 (1)	220	217
Edelman Financial Center, FRN, 1M TSFR + 6.75%, 12.195%, 7/20/26 (1)	320	313
EIG Management Company, FRN, 1M TSFR + 3.75%, 9.181%, 2/22/25	100	100
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 8.581%, 6/30/28	334	333
HighTower Holdings, FRN, 3M TSFR + 4.00%, 9.351%, 4/21/28	60	59
Hub International, FRN, 3M TSFR + 4.00%, 9.365%, 11/10/29	594	594
Hub International, FRN, 3M TSFR + 4.25%, 9.583%, 6/20/30	2,532	2,539
Jane Street Group, FRN, 1M TSFR + 2.75%, 8.196%, 1/26/28 (1)	530	528
Jones Deslauriers Insurance Management, FRN, 3M TSFR + 4.25%, 3/15/30 (1)	310	310
LSF9 Atlantis Holdings, FRN, 3M TSFR + 7.25%, 12.492%, 3/31/29	35	34
Ryan Specialty Group, FRN, 1M TSFR + 3.00%, 8.431%, 9/1/27	80	80
Sedgwick, FRN, 1M TSFR + 3.75%, 9.081%, 2/24/28	769	770
USI, FRN, 3M USD LIBOR + 3.25%, 8.788%, 12/2/26	339	340
USI, FRN, 3M TSFR + 3.75%, 8.992%, 11/22/29	1,087	1,088
		13,252
Food 1.0%
Primary Products Finance, FRN, 3M TSFR + 4.00%, 9.397%, 3/31/29	110	110

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.920%, 3/17/27 (3)	245	246
Triton Water Holdings, FRN, 3M USD LIBOR + 3.25%, 5.242%, 3/31/28 (1)	510	500
Woof Holdings, FRN, 1M TSFR + 3.75%, 9.185%, 12/21/27	249	232
		1,088
Gaming 1.5%
Aristocrat Technologies, FRN, 3M TSFR + 2.25%, 7.592%, 5/24/29	50	50
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 8.681%, 2/6/30	290	290
Great Canadian Gaming, FRN, 3M USD LIBOR + 4.00%, 9.520%, 11/1/26	494	495
Hard Rock, FRN, 3M TSFR + 4.25%, 9.769%, 12/10/28	452	440
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 9.622%, 8/1/30 (1)	230	230
Playtika Holding, FRN, 1M TSFR + 2.75%, 8.196%, 3/13/28	80	80
		1,585
Health Care 9.9%
Athenahealth Group, FRN, 1M TSFR + 3.25%, 8.570%, 2/15/29 (1)	1,032	1,019
Auris Luxembourg III, FRN, 3M USD LIBOR + 3.75%, 9.089%, 2/27/26	300	288
Bausch & Lomb, FRN, 3M TSFR + 3.25%, 8.592%, 5/10/27	180	176
Gainwell Acquisition, FRN, 3M TSFR + 4.00%, 9.342%, 10/1/27	1,167	1,148
Heartland Dental, FRN, 1M TSFR + 5.00%, 10.314%, 4/28/28	525	516
ICON Luxembourg, FRN, 3M TSFR + 2.25%, 7.753%, 7/3/28	145	145
ICON Luxembourg, FRN, 3M TSFR + 2.25%, 7.753%, 7/3/28	36	36
Insulet, FRN, 1M TSFR + 3.25%, 8.696%, 5/4/28 (1)	1,267	1,268
MED ParentCo LP, FRN, 1M TSFR + 4.25%, 9.695%, 8/31/26	100	95
Medline Borrower, FRN, 1M TSFR + 3.25%, 8.696%, 10/23/28 (1)	1,151	1,149
Organon, FRN, 1M TSFR + 3.00%, 6/2/28 (1)	75	75
PetVet Care Centers, FRN, 1M TSFR + 3.50%, 8.931%, 2/14/25	923	916
PetVet Care Centers, FRN, 1M TSFR + 5.00%, 10.431%, 2/14/25	329	328
PetVet Care Centers, FRN, 1M TSFR + 6.25%, 11.681%, 2/13/26	280	273
Phoenix Newco, FRN, 1M TSFR + 3.25%, 8.696%, 11/15/28	628	626
Press Ganey Holdings, FRN, 1M TSFR + 3.75%, 7/24/26 (1)	85	83
Press Ganey Holdings, FRN, 1M TSFR + 3.50%, 8.946%, 7/24/26	50	48
Press Ganey Holdings, FRN, 1M TSFR + 3.75%, 9.195%, 7/24/26	294	287
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.696%, 3/10/28	199	196
Select Medical, FRN, 1M TSFR + 3.00%, 8.331%, 3/6/27	55	55
Sunshine Luxembourg VII, FRN, 3M TSFR + 3.75%, 9.092%, 10/1/26	594	594
Surgery Center Holdings, FRN, 1M TSFR + 3.75%, 9.178%, 8/31/26	586	586
Waystar, FRN, 1M TSFR + 4.00%, 9.445%, 10/22/26	578	578
		10,485
Information Technology 12.9%
Applied Systems, FRN, 3M TSFR + 4.50%, 9.742%, 9/18/26 (1)	1,579	1,584
Applied Systems, FRN, 3M TSFR + 6.75%, 11.992%, 9/17/27 (1)	1,185	1,186
AppLovin, FRN, 1M TSFR + 3.10%, 8.431%, 10/25/28	155	155
Banff Merger Sub, FRN, 1M TSFR + 5.50%, 10.945%, 2/27/26	365	360
Boxer Parent, FRN, 1M TSFR + 3.75%, 9.195%, 10/2/25	804	803
CCC Intelligent Solutions, FRN, 1M TSFR + 2.25%, 7.696%, 9/21/28	50	50
CDK Global, FRN, 3M TSFR + 4.25%, 9.492%, 7/6/29	1,288	1,288

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
ConnectWise, FRN, 1M TSFR + 3.50%, 8.946%, 9/29/28	90	88
Cvent, FRN, 3M TSFR + 3.75%, 9.004%, 6/17/30	285	283
Delta TopCo, FRN, 6M TSFR + 7.25%, 12.569%, 12/1/28	375	350
ECI Macola, FRN, 3M TSFR + 3.75%, 9.253%, 11/9/27	369	368
Epicor Software, FRN, 7/30/27 (1)	135	135
Epicor Software, FRN, 1M TSFR + 3.25%, 8.696%, 7/30/27 (1)	1,766	1,763
Epicor Software, FRN, 1M TSFR + 7.75%, 13.181%, 7/31/28	215	216
Go Daddy Operating, FRN, 1M TSFR + 2.50%, 7.831%, 11/9/29	215	215
Hyland Software, FRN, 1M TSFR + 3.50%, 8.946%, 7/1/24	30	30
Hyland Software, FRN, 1M TSFR + 6.25%, 11.695%, 7/7/25 (1)	120	119
McAfee, FRN, 1M TSFR + 3.75%, 9.180%, 3/1/29	724	709
Nortonlifelock, FRN, 1M TSFR + 1.50%, 6.931%, 9/10/27	223	220
RealPage, FRN, 1M TSFR + 3.00%, 8.446%, 4/24/28	638	630
RealPage, FRN, 1M TSFR + 6.50%, 11.945%, 4/23/29	410	410
S2P Acquisition Borrower, FRN, 1M TSFR + 4.00%, 8/14/26 (1)	40	40
Software AG, FRN, 8/1/30 (1)(3)	85	85
Sophia, FRN, 3M USD LIBOR + 3.50%, 9.038%, 10/7/27	773	771
Sophia, FRN, 1M TSFR + 4.25%, 9.581%, 10/7/27 (1)	224	223
Tibco Software, FRN, 3M TSFR + 4.50%, 9.739%, 3/30/29 (1)	1,047	1,007
Uber Technologies, FRN, 3M TSFR + 2.75%, 7.999%, 3/3/30	564	565
		13,653
Lodging 0.7%
Aimbridge Acquisition, FRN, 1M TSFR + 3.75%, 9.195%, 2/2/26	444	422
Aimbridge Acquisition, FRN, 1M TSFR + 4.75%, 10.185%, 2/2/26	280	270
Four Seasons Hotels Limited, FRN, 1M TSFR + 2.50%, 7.931%, 11/30/29	50	50
		742
Manufacturing 4.1%
Emrld Borrower LP, FRN, 3M TSFR + 3.00%, 8.331%, 5/31/30 (1)	155	155
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 3.50%, 9.038%, 5/19/28	759	755
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%, 11.538%, 5/21/29 (3)	435	422
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%, 12.038%, 5/21/29 (3)	235	228
Filtration Group, FRN, 1M TSFR + 3.50%, 8.946%, 10/21/28	309	307
Filtration Group, FRN, 1M TSFR + 4.25%, 9.695%, 10/21/28	1,322	1,325
LTI Holdings, FRN, 1M TSFR + 6.75%, 9/6/26 (1)	25	22
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.946%, 9/6/25	450	436
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.195%, 7/24/26 (1)	182	176
Pro Mach Group, FRN, 1M TSFR + 4.00%, 9.445%, 8/31/28 (1)	284	285
Pro Mach Group, FRN, 1M TSFR + 5.00%, 10.431%, 8/31/28 (1)(3)	55	55
SRAM, FRN, 1M TSFR + 2.75%, 8.196%, 5/18/28	140	140
		4,306
Metals & Mining 0.4%
Arsenal AIC Parent, FRN, 3M TSFR + 4.50%, 9.879%, 8/18/30	345	345
TMS International, FRN, 3M TSFR + 4.75%, 10.119%, 3/2/30 (3)	40	40
		385

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Restaurants 1.6%
Dave & Buster's, FRN, 1M TSFR + 3.75%, 9.188%, 6/29/29	530	529
IRB Holdings, FRN, 1M TSFR + 3.00%, 8.431%, 12/15/27 (1)	1,164	1,157
		1,686
Retail 0.7%
AT Home Group, FRN, 1M TSFR + 4.25%, 9.692%, 7/24/28	105	64
CNT Holdings l, FRN, 3M TSFR + 6.75%, 11/6/28 (1)	25	25
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.799%, 11/8/27	264	263
PetSmart, FRN, 1M TSFR + 3.75%, 9.181%, 2/11/28	359	358
		710
Satellites 1.4%
Intelsat Jackson Holdings, FRN, 3M TSFR + 4.25%, 9.772%, 2/1/29 (1)	428	427
Iridium Satellite, FRN, 1M TSFR + 2.50%, 7.931%, 11/4/26	1,005	1,006
		1,433
Services 8.7%
Advantage Sales & Marketing, FRN, 3M TSFR + 4.50%, 10.038%, 10/28/27	100	96
Albion Financing 3 Sarl, FRN, 3M TSFR + 5.25%, 10.857%, 8/17/26 (1)	205	205
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 9.181%, 5/12/28	100	97
Allied Universal Holdco, FRN, 3M TSFR + 4.75%, 9.881%, 5/12/28 (1)	195	193
APFS Staffing Holdings, FRN, 1M TSFR + 4.00%, 9.331%, 12/29/28	80	77
Ascend Learning, FRN, 3M TSFR + 3.50%, 8.919%, 12/11/28	628	603
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.181%, 12/10/29 (1)	765	653
Camelot U.S. Acquisition, FRN, 1M TSFR + 3.00%, 8.446%, 10/30/26	81	81
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.75%, 8.464%, 6/21/28 (EUR)	25	27
Ceridian HCM Holding, FRN, 1M TSFR + 2.50%, 7.946%, 4/30/25	203	203
Dun & Bradstreet(The), FRN, 1M TSFR + 2.75%, 8.170%, 2/6/26	165	165
EG America, FRN, 1M TSFR + 4.00%, 2/7/25 (1)	5	5
EG Group, FRN, 1M TSFR + 4.25%, 3/31/26 (1)	5	5
EG Group, FRN, 3M EURIBOR + 7.00%, 4/30/27 (EUR) (1)	175	173
EG Group, FRN, 3M TSFR + 4.00%, 9.164%, 2/7/25	22	23
EG Group, FRN, 3M TSFR + 4.00%, 9.164%, 2/7/25 (3)	48	45
EG Group, FRN, 1M TSFR + 4.25%, 9.415%, 3/31/26 (3)	24	24
EG Group, FRN, 1M TSFR + 4.25%, 9.415%, 3/31/26	48	45
Fugue Finance, FRN, 3M TSFR + 4.50%, 9.922%, 1/31/28 (1)	90	90
GFL Environmental, FRN, 3M TSFR + 3.00%, 8.469%, 5/31/27	289	290
Mermaid BidCo, FRN, 3M TSFR + 4.50%, 9.901%, 12/22/27 (1)(3)	294	294
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 5/30/26 (1)	65	65
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.946%, 6/1/26	35	35
Renaissance Holding, FRN, 3M TSFR + 4.75%, 9.992%, 4/5/30	700	700
Renaissance Holding, FRN, 1M TSFR + 7.00%, 12.431%, 5/29/26	50	50
TK Elevator, FRN, 6M TSFR + 3.50%, 9.381%, 7/30/27	155	155
UKG, FRN, 3M TSFR + 3.25%, 8.618%, 5/4/26	1,233	1,231
UKG, FRN, 3M TSFR + 4.50%, 10.022%, 5/4/26	90	90
UKG, FRN, 3M TSFR + 5.25%, 10.618%, 5/3/27	3,145	3,123

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
USIC Holdings, FRN, 1M TSFR + 3.50%, 8.946%, 5/12/28 (1)	189	184
USIC Holdings, FRN, 1M TSFR + 6.50%, 11.946%, 5/14/29 (1)	125	115
		9,142
Utilities 3.5%
Brookfield WEC Holdings, FRN, 1M TSFR + 2.75%, 8.196%, 8/1/25 (1)	220	219
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 9.081%, 8/1/25	334	334
Covanta Holding, B, FRN, 1M TSFR + 2.50%, 11/30/28 (1)	74	74
Covanta Holding, C, FRN, 1M TSFR + 2.50%, 11/30/28 (1)	6	6
Exgen Renewables IV, FRN, 3M TSFR + 2.50%, 8.184%, 12/15/27	442	439
Generation Bridge Northeast, FRN, 3M TSFR + 4.25%, 9.564%, 8/22/29 (1)	200	200
PG&E, FRN, 1M TSFR + 3.00%, 8.446%, 6/23/25	978	976
Pike, FRN, 1M TSFR + 3.00%, 8.446%, 1/21/28 (1)	155	155
Pike, FRN, 1M TSFR + 3.50%, 8.831%, 1/21/28 (1)	199	199
Talen Energy Supply, C, FRN, 3M TSFR + 4.50%, 9.876%, 5/17/30 (1)	200	200
Talen Energy Supply, B, FRN, 3M TSFR + 4.50%, 9.876%, 5/17/30 (1)	350	350
TerraForm Power Operating, FRN, 3M TSFR + 2.50%, 7.842%, 5/21/29	584	577
		3,729
Wireless Communications 2.7%
Asurion, FRN, 3M USD LIBOR + 3.25%, 8.788%, 12/23/26	175	170
Asurion, FRN, 3M USD LIBOR + 3.25%, 8.788%, 7/31/27	100	96
Asurion, FRN, 1M TSFR + 4.00%, 9.431%, 8/19/28	189	182
Asurion, FRN, 1M TSFR + 4.25%, 9.681%, 8/19/28	325	313
Asurion, FRN, 1M TSFR + 5.25%, 10.695%, 1/31/28	855	763
Asurion, FRN, 1M TSFR + 5.25%, 10.696%, 1/20/29	1,410	1,233
CCI Buyer, FRN, 3M TSFR + 4.00%, 9.242%, 12/17/27	89	89
		2,846
Total Bank Loans (Cost $90,507)		90,719
CORPORATE BONDS 11.1%
Aerospace & Defense 0.2%
TransDigm, 6.75%, 8/15/28 (4)	235	236
Airlines 0.6%
American Airlines/AAdvantage, 5.50%, 4/20/26 (4)	129	126
American Airlines/AAdvantage, 11.75%, 7/15/25 (4)	325	355
Mileage Plus Holdings, 6.50%, 6/20/27 (4)	116	116
United Airlines, 4.625%, 4/15/29 (4)	65	58
		655
Automotive 2.0%
Adient Global Holdings, 4.875%, 8/15/26 (4)	200	191
Clarios Global, 6.75%, 5/15/28 (4)	170	170
Ford Motor Credit, 4.063%, 11/1/24	200	193
Ford Motor Credit, FRN, SOFR + 2.95%, 8.136%, 3/6/26	410	411

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Rivian Holdings, FRN, 6M USD LIBOR + 5.63%, 10.931%, 10/15/26 (4)	1,160	1,160
		2,125
Banking 0.1%
Morgan Stanley, FRN, SOFR + 1.17%, 6.463%, 4/17/25	135	135
Broadcasting 0.6%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (4)	80	71
iHeartCommunication, 5.25%, 8/15/27 (4)	15	12
Neptune Bidco, 9.29%, 4/15/29 (4)	70	65
Townsquare Media, 6.875%, 2/1/26 (4)	365	351
Univision Communications, 8.00%, 8/15/28 (4)	120	120
		619
Cable Operators 0.5%
Altice France Holding, 10.50%, 5/15/27 (4)	230	123
CSC Holdings, 11.25%, 5/15/28 (4)	200	197
Radiate Holdco, 4.50%, 9/15/26 (4)	300	233
		553
Chemicals 0.3%
Avient, 5.75%, 5/15/25 (4)	210	206
Kobe US Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (4)(5)	90	66
		272
Consumer Products 0.1%
Life Time, 8.00%, 4/15/26 (4)	130	129
Energy 0.6%
NGL Energy Operating, 7.50%, 2/1/26 (4)	260	259
Seadrill Finance, 8.375%, 8/1/30 (4)	200	205
Tallgrass Energy Partners, 6.00%, 3/1/27 (4)	125	119
Transocean, 11.50%, 1/30/27 (4)	6	6
		589
Entertainment & Leisure 0.8%
Carnival, 7.00%, 8/15/29 (4)	115	117
Carnival, 9.875%, 8/1/27 (4)	205	216
Cedar Fair, 5.50%, 5/1/25 (4)	125	124
Cinemark USA, 5.875%, 3/15/26 (4)	215	206
Cinemark USA, 8.75%, 5/1/25 (4)	87	88
Live Nation Entertainment, 4.875%, 11/1/24 (4)	50	49
NCL, 8.375%, 2/1/28 (4)	70	72
		872
Financial 2.5%
Acrisure, 7.00%, 11/15/25 (4)	215	208
Acrisure, 10.125%, 8/1/26 (4)	295	302
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (4)	120	123
Alliant Holdings Intermediate, 6.75%, 10/15/27 (4)	220	207

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Alliant Holdings Intermediate, 6.75%, 4/15/28 (4)	170	167
Aretec Escrow Issuer, 7.50%, 4/1/29 (4)	195	174
Assured Partners, 5.625%, 1/15/29 (4)	135	117
Assured Partners, 7.00%, 8/15/25 (4)	190	187
GTCR AP Finance, 8.00%, 5/15/27 (4)	75	74
Hub International, 7.00%, 5/1/26 (4)	105	105
Hub International, 7.25%, 6/15/30 (4)	275	280
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (4)	450	459
Ryan Specialty Group, 4.375%, 2/1/30 (4)	140	125
USIS Merger, 6.875%, 5/1/25 (4)	75	75
		2,603
Gaming 0.1%
Caesars Entertainment, 7.00%, 2/15/30 (4)	130	130
Health Care 0.4%
CHS/Community Health Systems, 8.00%, 12/15/27 (4)	265	253
HCA, 5.375%, 2/1/25	125	124
Medline Borrower, 3.875%, 4/1/29 (4)	35	31
		408
Information Technology 0.2%
Boxer Parent, 9.125%, 3/1/26 (4)	25	25
Central Parent/CDK Global II/CDK Financing, 8.00%, 6/15/29 (4)	55	55
Cloud Software Group, 9.00%, 9/30/29 (4)	130	116
		196
Lodging 0.3%
Hilton Domestic Operating, 5.375%, 5/1/25 (4)	200	198
Park Intermediate Holdings/ PK Domestic Property/ PK Finance Co-Issuer, 7.50%, 6/1/25 (4)	85	85
		283
Manufacturing 0.3%
Sensata Technologies, 5.00%, 10/1/25 (4)	205	199
Sensata Technologies, 5.625%, 11/1/24 (4)	170	168
		367
Retail 0.0%
LSF9 Atlantis Holdings/Victra Finance, 7.75%, 2/15/26 (4)	65	59
Services 0.3%
Allied Universal Holdco, 6.625%, 7/15/26 (4)	170	161
Allied Universal Holdco/Allied Universal Finance, 9.75%, 7/15/27 (4)	80	73
Presidio Holdings, 8.25%, 2/1/28 (4)	55	53
		287
Telephones 0.3%
Verizon Communications, FRN, SOFRINDX + 0.79%, 6.018%, 3/20/26	175	176

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verizon Communications, FRN, 3M TSFR + 1.36%, 6.726%, 5/15/25	120	121
		297
Utilities 0.8%
NextEra Energy Operating Partners, 4.25%, 7/15/24 (4)	210	206
Talen Energy Supply, 8.625%, 6/1/30 (4)	95	99
Vistra, VR, 7.00%, (4)(6)(7)	325	298
Vistra Operations, 4.875%, 5/13/24 (4)	45	44
Vistra Operations, 5.125%, 5/13/25 (4)	195	190
		837
Wireless Communications 0.1%
Sprint, 7.125%, 6/15/24	105	106
Total Corporate Bonds (Cost $11,767)		11,758
SHORT-TERM INVESTMENTS 12.3%
Money Market Funds 12.3%
T. Rowe Price Government Reserve Fund, 5.40% (8)(9)	13,037	13,037
Total Short-Term Investments (Cost $13,037)		13,037
Total Investments in Securities 109.3% of Net Assets (Cost $115,311)		$115,514
Other Assets Less Liabilities (9.3%)		(9,858)
Net Assets 100.0%		$105,656

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of August 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(2)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2023, was $19 and was valued at $19 (0.1% of net assets).
(3)	Level 3 in fair value hierarchy.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $10,492 and represents 9.9% of net assets.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7)	Perpetual security with no stated maturity date.
(8)	Seven-day yield
(9)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)

T. ROWE PRICE FLOATING RATE ETF

6M TSFR	Six month term SOFR (Secured overnight financing rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
PIK	Payment-in-kind
SOFR	Secured overnight financing rate
SOFRINDX	SOFR (Secured overnight financing rate) Index
TSFR	Term SOFR (Secured overnight financing rate)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.30% (USD SOFR) Quarterly, 9/20/23	140	9	—	9
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.30% (USD SOFR) Quarterly, 9/20/23	95	2	—	2
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.30% (USD SOFR) Quarterly, 12/20/23	95	2	—	2
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans At Maturity, Pay Variable 5.30% (USD SOFR) Annually, 9/20/23	3,000	15	—	15
Total Bilateral Total Return Swaps			—	28
Total Bilateral Swaps			—	28

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	11/24/23	USD	25	EUR	22	$—
Net unrealized gain (loss) on open forward currency exchange contracts						$—

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$135
Totals	$—#	$—	$135+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 8/31/23
T. Rowe Price Government Reserve Fund	$1,751	¤	¤	$13,037
	Total			$13,037^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $135 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $13,037.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Floating Rate ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE FLOATING RATE ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$11,758	$—	$11,758
Bank Loans	—	88,329	2,390	90,719
Short-Term Investments	13,037	—	—	13,037
Total Securities	13,037	100,087	2,390	115,514
Swaps	—	28	—	28
Total	$13,037	$100,115	$2,390	$115,542
Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2023, totaled $37,000 for the period ended August 31, 2023. During the period, transfers into level 3 resulted from a lack of observable market data for the security and transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 5/31/23	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Into Level 3	Transfer Out of Level 3	Ending Balance 8/31/23
Investment in Securities
Bank Loans	$538	$28	$1,147	$(80)	$1,039	$(282)	$2,390
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE FLOATING RATE ETF

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1047-054Q1
08/2023